CURIAN SERIES TRUST
7601 Technology Way, Denver, Colorado 80237
(877) 847-4143

August 7, 2015

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re: Curian Series Trust (the “Trust”)
File Nos. 333-170606 and 811-22495

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 4, 2015, filed pursuant to Rule 497(e), for the following Funds, which are funds of the above-mentioned Trust:
Curian/PIMCO Total Return Fund Curian/PIMCO Income Fund Curian/WMC International Equity Fund
If you have any questions concerning this filing, please contact me at (312) 730-9721.

Very truly yours,

/s/ Diana R. Gonzalez
Diana R. Gonzalez
enc.